Organization and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Before adjustment [Member]
Organization and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments [Line Items]
-Basic	$ (0.69)	$ 0.16
-Diluted	(0.69)	0.15
After adjustment [Member]
Organization and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments [Line Items]
-Basic	(4.53)	1.04
-Diluted	$ (4.53)	$ 1.01